Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Cash at banks	$ 4,208,116	$ 3,344,196
Other liquid assets		1,804,661
Total	4,208,116	5,148,857
Time Deposit [Member]
Cash and Cash Equivalents [Line Items]
Cash at banks	193,513	435,545
Demand Deposit [Member]
Cash and Cash Equivalents [Line Items]
Cash at banks	$ 4,014,603	$ 2,908,651